Major Customers - Group's Major Customers (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of major customers [Line Items]
Revenue	¥ 1,933,836	¥ 2,516,810	¥ 2,374,934	[1]
China Petroleum & Chemical Corporation [member]
Disclosure of major customers [Line Items]
Revenue	¥ 98,636	¥ 105,855	¥ 96,990
Percentage of Total revenue	5.00%	4.00%	4.00%
CNPC and its fellow subsidiaries [Member]
Disclosure of major customers [Line Items]
Revenue	¥ 63,623	¥ 99,279	¥ 83,670
Percentage of Total revenue	3.00%	4.00%	4.00%
Customers [member]
Disclosure of major customers [Line Items]
Revenue	¥ 162,259	¥ 205,134	¥ 180,660
Percentage of Total revenue	8.00%	8.00%	8.00%

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, the comparative information is not restated in this respect (see Note 3(ac)).